Sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 367,278		$ 340,522		$ 181,311
Less: Royalty contributions (see Note 2(k))	(17,733)		(12,974)		(11,749)
Revenue from sale of goods	801,199		863,470		637,619
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,975,295		4,199,448		2,538,593
Less: Royalty contributions (see Note 2(k))	(9,308)		(10,334)		(5,889)
Revenue from sale of goods	3,975,295		4,199,448		2,538,593
Sociedad Minera Cerro Verde S.A.A. | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,120,448	S/ 866,703	3,421,871	S/ 794,205	2,088,167	S/ 743,274
Sociedad Minera Cerro Verde S.A.A. | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	404,115	S/ 101,368	394,256	S/ 91,802	241,808	S/ 83,870
Sociedad Minera Cerro Verde S.A.A. | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 450,732		$ 383,321		$ 208,618